Operating Segment Data - Summary of Profit (Loss) of Operating Segments (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Revenue Reconciling Item [Line Items]
Identifiable assets of segments	$ 1,146,833				$ 792,926				$ 1,146,833	$ 792,926
Income (loss) from continuing operations before income taxes									(8,411)	(9,631)	$ 58,731
Interest expense, net									55,245	27,255	24,180
Other expense, net									(5,889)	2,745	373
Operating income	19,255	$ 20,864	$ 11,702	$ 4,807	22,623	$ 9,054	$ 4,712	$ (11,888)	56,628	24,501	10,811
Integration service fees									2,700	3,100	1,700
Goodwill impairment expense									0	(8,864)
5.11 Tactical
Segment Reporting, Revenue Reconciling Item [Line Items]
Cost, Amortization										21,700	17,400
Identifiable assets of segments	319,583				324,068				319,583	324,068
Integration service fees										2,300	1,200
Goodwill impairment expense									0	0
Crosman
Segment Reporting, Revenue Reconciling Item [Line Items]
Cost, Amortization										3,300
Identifiable assets of segments	209,398				129,033				209,398	129,033
Integration service fees										750
Goodwill impairment expense									0	0
Ergobaby
Segment Reporting, Revenue Reconciling Item [Line Items]
Identifiable assets of segments	100,679				105,672				100,679	105,672
Goodwill impairment expense									0	0
Liberty
Segment Reporting, Revenue Reconciling Item [Line Items]
Identifiable assets of segments	27,881				26,715				27,881	26,715
Goodwill impairment expense									0	0
ACI
Segment Reporting, Revenue Reconciling Item [Line Items]
Identifiable assets of segments	13,407				14,522				13,407	14,522
Arnold Magnetics
Segment Reporting, Revenue Reconciling Item [Line Items]
Goodwill impairment expense										8,900	16,000
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) from continuing operations before income taxes									109,673	65,241	48,828
Operating Segments | 5.11 Tactical
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) from continuing operations before income taxes									3,916	(7,121)	(10,153)
Operating Segments | Crosman
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) from continuing operations before income taxes									4,850	1,308	0
Operating Segments | Ergobaby
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) from continuing operations before income taxes									11,522	24,503	17,151
Operating Segments | Liberty
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) from continuing operations before income taxes									5,906	9,475	13,234
Operating Segments | Manitoba Harvest
Segment Reporting, Revenue Reconciling Item [Line Items]
Identifiable assets of segments	$ 1,155,190				$ 793,225				1,155,190	793,225
Operating Segments | ACI
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) from continuing operations before income taxes									26,335	23,575	22,718
Operating Segments | Arnold Magnetics
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) from continuing operations before income taxes									7,416	(5,693)	(12,921)
Operating Segments | Sterno Candle Lamp
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) from continuing operations before income taxes									38,730	19,194	18,799
Reconciliation of Segment to Consolidated
Segment Reporting, Revenue Reconciling Item [Line Items]
Interest expense, net									55,245	27,255	24,180
Other expense, net									(5,889)	2,745	373
Gain (loss) on equity method investment									0	(5,620)	74,490
Reconciliation of Segment to Consolidated | Corporate and Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) from continuing operations before income taxes									$ (56,950)	(44,742)	(40,780)
5.11 Tactical
Segment Reporting, Revenue Reconciling Item [Line Items]
Integration service fees										2,300	$ 1,200
Crosman
Segment Reporting, Revenue Reconciling Item [Line Items]
Integration service fees										750
Transaction costs										$ 1,800